Segment information (Tables)	6 Months Ended
Jun. 30, 2026
Segment information [abstract]
Schedule of asset and income by segment

The following tables summarize the Company's total current and non-current assets and current and non-current liabilities as of June 30, 2026, and December 31, 2025, on a segmented basis:

	Biopharmaceutical	Total
	$	$
Current assets	9,961,395	9,961,395
Non-current assets	4,430,490	4,430,490
Current liabilities	8,297,670	8,297,670
	Biopharmaceutical	Total
	$	$
Current assets	6,478,353	6,478,353
Non-current assets	4,682,556	4,682,556
Current liabilities	6,058,294	6,058,294
	For the six months ended June 30, 2026
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	52,116	(510)	51,606
Total operating expenses	5,259,659	236	5,259,895
Net (loss) income	(16,846,774)	274	(16,846,500)

	For the three months ended June 30, 2026
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense	42,537	7	42,544
Total operating expenses	2,293,488	102	2,293,590
Net (loss)	(3,092,826)	(110)	(3,092,936)

	For the six months ended June 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest (income)	(24,727)	(133,222)	(157,949)
Total operating expenses	8,250,414	448	8,250,862
Net (loss) income	(18,638,981)	132,773	(18,506,208)

	For the three months ended June 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest (income)	(22,144)	(68,589)	(90,733)
Total operating expenses	4,853,313	126	4,853,439
Net (loss) income	(9,834,790)	68,463	(9,766,327)